Discontinued Operation - Schedule of Major Classes of Cashflow from Discontinued Operation (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Major Classes of Cashflow from Discontinued Operation [Abstract]
Net cash (used in)/provided by operating activities			¥ 7,709,950	¥ (373,767)
Net cash provided by investing activities				683,624
Net cash provided by/(used in) financing activities			¥ (7,772,526)	¥ 181,250